Property, Plant and Equipment, Net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 5.6	¥ 5.7	¥ 4.6
Impairment for property, plant and equipment	¥ 9.0